Employee benefits	12 Months Ended
Dec. 31, 2011
Employee benefits [Abstract]
Employee benefits

17. Employee benefits

Bonus plan

The Company’s bonus expenses of all bonus plans including Board of Management) were:

Year ended December 31 (in thousands)	2011 EUR	2010 EUR	2009 EUR

Bonus expenses	15,557	12,489	15,693

ASML has a performance related bonus plan for the Board of Management for an amount of EUR 1.7 million for which we refer to note 21.

ASML has a performance related bonus plan for senior management, who are not members of the Board of Management. Under this plan, the bonus amount is dependent on actual performance against corporate, departmental and personal targets. The bonus for members of senior management can range between 0.0 percent and 40.0 percent, or 0.0 percent and 70.0 percent, of their annual salaries, depending upon their seniority. The performance targets for 2011 are set for each half year. The bonus of the first half of 2011 was paid in the second half of 2011. The bonus of the second half is accrued for in the consolidated balance sheet as of December 31, 2011 and is expected to be paid in the first quarter of 2012. The Company’s bonus expenses under this plan were:

Year ended December 31 (in thousands)	2011 EUR	2010 EUR	2009 EUR

Bonus expenses	13,131	9,694	9,167

ASML had a retention bonus plan for employees and executives of Brion for the period March 2007 to March 2010. The first retention bonus was conditional on the first year of employment after the acquisition date and was paid in March 2008. The second retention bonus was conditional on the second year of employment after the acquisition date and was paid in March 2009. The third retention bonus was conditional on the third year of employment after the acquisition date and was paid in March 2010. ASML has an additional retention bonus plan for the period from March 2010 to March 2012 for executives of Brion including two retention bonuses. The first retention bonus is conditional over the first year of employment and was paid in April 2011. The second retention bonus is conditional over the second year of employment and is payable in April 2012. The Company’s bonus expenses under these plans were:

Year ended December 31 (in thousands)	2011 EUR	2010 EUR	2009 EUR

Bonus expenses	737	1,165	5,222

Profit-sharing plan

ASML has a profit-sharing plan covering all European and US non-sales employees who are not members of the Board of Management or senior management. Under the plan, eligible employees receive an annual profit-sharing bonus, based on a percentage of net income relative to sales ranging from 0.0 to 20.0 percent of annual salary. The profit sharing for the years 2011 and 2010 was 20.0 percent or EUR 64.0 million and 18.0 percent or EUR 52.2 million, respectively. For the year 2009 there was no profit sharing. Company profit is also one of the criteria for the individual variable pay programs for employees in Asia and employees eligible to the sales reward plan which amount to EUR 23.2 million for 2011 (including EUR 2.5 million for the sales reward plan), EUR 23.1 million for 2010 and EUR 8.1 million for 2009.

Share-based compensation

The Company has adopted various share (option) plans for its employees. Each year, the Board of Management determines, by category of ASML personnel, the total available number of stock options and maximum number of shares that can be granted in that year. The determination is subject to the approval of the Supervisory Board of the Company. For members of the Board of Management ASML has separate share-based payment plans, for details on service and vesting conditions see below and for additional information see note 21. Our current share-based payment plans do not provide cash settlement of options and shares.

The total gross amount of recognized compensation expenses associated with share-based payments (including share-based payments to the Board of Management) was EUR 12.4 million in 2011, EUR 12.1 million in 2010 and EUR 13.4 million in 2009. The tax benefit recognized related to the recognized expenses amounts to EUR 0.5 million in 2011, EUR 1.0 million in 2010 and EUR 1.4 million in 2009.

Total compensation expenses related to non-vested awards to be recognized in future periods amount to EUR 23.3 million as per December 31, 2011 (2010: EUR 16.7 million; 2009: EUR 15.4 million). The weighted average period over which these costs are expected to be recognized is calculated at 1.9 years (2010: 2.0 years; 2009: 1.7 years).

Option plans

Options granted under ASML’s stock option plans have fixed exercise prices equal to the closing price of the Company’s ordinary shares on Euronext Amsterdam or NASDAQ on the applicable grant-dates. Granted stock options generally vest over a three-year period with any unexercised stock options expiring ten years after the grant-date.

ASML has six different stock option plans:

•	Employee plan
•	Option purchase plan
•	Brion stock option plan
•	Senior management plan
•	Stock option extension plan
•	Board of Management performance option plan until 2009 (see note 21)

The Option purchase plan and Stock option extension plan have no service and vesting conditions. The other plans have service conditions which are similar. Furthermore the senior and Board of management plans have vesting conditions which are based on performance. The fair value of the stock options is determined using a Black-Scholes option valuation model.

The Black-Scholes option valuation of the Company’s stock options is based on the following assumptions:

Year ended December 31	2011	2010	2009

Weighted average share price (in EUR)	28.0	24.1	16.7
Volatility (in percentage)	37.8	36.4	51.7
Expected life (in years)	4.8	4.6	4.6
Risk free interest rate	2.9	2.5	3.2
Expected dividend yield (in EUR)	1.25	1.06	1.06
Forfeiture rate[1]	-	-	-

1	As of three years ended December 31, 2011, forfeitures are estimated to be nil.

When establishing the expected life assumption the Company annually takes into account the contractual terms of the stock options as well as historical employee exercise behavior.

Details with respect to stock options are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2011	2010	2009	2011	2010	2009

Weighted average fair value of stock options granted	8.28	8.22	6.21	10.42	11.10	13.42
Weighted average share price at the exercise date of stock options	29.39	25.77	22.02	41.94	33.79	31.28
Aggregate intrinsic value of stock options exercised (in thousands)	30,204	22,720	14,394	11,323	13,669	5,837
Aggregate remaining contractual term of currently exercisable options (years)	2.08	2.86	4.27	1.80	2.59	4.00
Aggregate intrinsic value of exercisable stock options (in thousands)	39,384	54,109	55,138	20,492	25,780	33,329
Aggregate intrinsic value of outstanding stock options (in thousands)	45,141	65,240	63,423	20,791	28,024	35,919

The number and weighted average exercise prices of stock options as of December 31, 2011, and changes during the year then ended are presented below:

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (EUR)	Number of options	Weighted average exercise price per ordinary share (USD)

Outstanding, December 31, 2010	7,155,353	30.06	2,195,702	30.27
Granted	30,906	28.47	22,508	39.92
Exercised	(1,956,207)	13.96	(413,043)	14.53
Forfeited	(101,449)	53.16	(12,862)	22.55
Expired	-	-	-	-

Outstanding, December 31, 2011	5,128,603	35.73	1,792,305	31.33
Exercisable, December 31, 2011	4,795,815	37.16	1,758,505	31.30

Details with respect to the stock options outstanding are set out in the following table:

EUR-denominated			USD-denominated
Range of exercise prices (EUR)	Number of outstanding December 31, 2011	Weighted average remaining contractual life of outstanding options (years)	Range of exercise prices (USD)	Number of outstanding December 31, 2011	Weighted average remaining contractual life of outstanding options (years)

0 - 10	7,200	1.06	0 - 10	124,417	3.47
10 - 15	1,566,849	4.38	10 - 15	404,270	2.60
15 - 20	632,665	4.84	15 - 20	7,650	6.80
20 - 25	359,559	5.83	20 - 25	173,872	5.50
25 - 40	28,942	9.65	25 - 40	135,229	6.54
40 - 50	254,386	0.06	40 - 50	893,714	0.07
50 - 60	2,279,002	0.06	50 - 60	53,153	0.06

Total	5,128,603	2.43	Total	1,792,305	1.92

In 2011, 2010 and 2009 only repurchased shares were used to satisfy the option rights upon exercise. For more information with respect to repurchased shares we refer to Note 27.

Share plans

Shares granted under ASML’s share plans include a three-to-four year service period and for some plans performance conditions. The fair value of shares is determined based on the closing trading price of the company’s shares on Euronext Amsterdam or NASDAQ on the grant date.

ASML has six different share plans:

•	Employee plan
•	Share purchase plan
•	New hire performance share plan
•	Brion performance share plan
•	Senior management plan
•	Board of management performance share plan (see note 21)

The Share purchase plan has no service and vesting conditions. The employee plan has only service conditions. The other plans have service conditions which are similar and have vesting conditions which are based on performance.

Details with respect to shares are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2011	2010	2009	2011	2010	2009

Total fair value at vesting date of shares vested during the year (in thousands)	9,155	6,165	3,416	1,956	8,856	5,508
Weighted average fair value of shares granted	28.09	23.51	15.42	39.00	31.66	29.11

A summary of the status of conditionally outstanding shares as of December 31, 2011, and changes during the year ended December 31, 2011, is presented below:

	EUR- denominated Number of Shares	Weighted average grant date fair value (EUR)	USD- denominated Number of Shares	Weighted average grant date fair value (USD)

Conditional shares outstanding at January 1, 2011	1,141,833	19.75	288,867	26.22
Granted	733,546	28.09	128,468	39.00
Vested/Issued	(322,545)	18.21	(51,547)	27.02
Forfeited	(42,019)	20.38	(83,492)	24.00

Conditional shares outstanding at December 31, 2011	1,510,815	24.11	282,296	32.55

Other plans

Stock Option Extension Plans and Financing

In 2002, employees were offered an extension of the option period for options granted in 2000. As a result the option period was extended until 2012. Employees who accepted the extension became subject to additional exercise periods in respect of their options. At the modification date, there was no intrinsic value of the modified award because the exercise price under each plan still exceeded ASML’s stock price on the modification date. As a result, these stock option extensions did not result in recognition of any compensation expense in accordance with ASC 718.

Stock option plans that were issued before 2001 were constructed with a virtual financing arrangement in compliance with the applicable laws and after obtaining the necessary corporate approvals, whereby ASML loaned the tax value of the options granted to employees subject to the Dutch tax-regime. The interest-free loans issued under this arrangement are repayable to ASML on the exercise date of the respective option, provided that the option is actually exercised. If the options expire unexercised, the loans are forgiven.

ASML’s Supervisory Board approved the Stock Option Plans 2000 at the time, including the loans, as these were part of the Stock Option Plan.

In 2006, the Company launched a stock option plan for Dutch employees holding stock options granted in 2000 (option “A”), which expire in 2012. In this plan the Company granted options (option “B”) which only become effective after option “A” expires unexercised in 2012. The virtual employee loan in conjunction with option “A” will then be transferred to option “B” and consequentially gets the status of a perpetual loan.

No compensation expenses are included in the consolidated statements of operations for the years 2011, 2010 and 2009.

Employee Purchase Plan

Every quarter, ASML offers its worldwide payroll employees the opportunity to buy ASML shares or ASML stock options against fair value out of their net salary. The fair value for shares is determined based on the closing price of the ordinary shares on Euronext Amsterdam on the grant-date. The fair value of the stock options is determined using a Black-Scholes option valuation model. For the assumptions on which the Black-Scholes option valuation model is used, see the disclosure above under the caption “Option Plans”. The maximum net amount for which employees can participate in the plan amounts to 10.0 percent of gross base salary. When employees retain the shares and/or stock options for a minimum of 12 months, ASML will pay out a 20.0 percent cash bonus on the net invested amount.

Deferred compensation plans

In July 2002, ASML adopted a non-qualified deferred compensation plan for its United States employees that allows a select group of management or highly compensated employees to defer a portion of their salary, bonus, and commissions. The plan allows ASML to credit additional amounts to the participants’ account balances. The participants divide their funds among the investments available in the plan. Participants elect to receive their funds in future periods after the earlier of their employment termination or their withdrawal election, at least three years after deferral. There were minor expenses relating to this plan in 2011, 2010 and 2009. On December 31, 2011 and 2010, the Company’s liability under the deferred compensation plan was EUR 10.2 million and EUR 9.4 million, respectively.

Pension plans

ASML maintains various pension plans covering substantially all of its employees. The Company’s employees in the Netherlands, approximately 4,500 in full-time equivalents (“FTEs”), participate in a multi-employer union plan (“Bedrijfstakpensioenfonds Metalektro”) determined in accordance with the collective bargaining agreements effective for the industry in which ASML operates. This collective bargaining agreement has no expiration date. This multi-employer union plan covers approximately 1,220 companies and 139,000 contributing members. ASML’s contribution to the multi-employer union plan is less than 5.0% of the total contribution to the plan as per the annual report for the year ended December 31, 2010. The plan monitors its risks on a global basis, not by company or employee, and is subject to regulation by Dutch governmental authorities. By law (the Dutch Pension Act), a multi-employer union plan must be monitored against specific criteria, including the coverage ratio of the plan’s assets to its obligations. This coverage ratio must exceed 104.3 percent for the total plan. Every company participating in a Dutch multi-employer union plan contributes a premium calculated as a percentage of its total pensionable salaries, with each company subject to the same percentage contribution rate. The premium can fluctuate yearly based on the coverage ratio of the multi-employer union plan. The pension rights of each employee are based upon the employee’s average salary during employment.

ASML’s net periodic pension cost for this multi-employer union plan for any period is the amount of the required contribution for that period. A contingent liability may arise from, for example, possible actuarial losses relating to other participating entities because each entity that participates in a multi-employer union plan shares in the actuarial risks of every other participating entity or any responsibility under the terms of a plan to finance any shortfall in the plan if other entities cease to participate.

The coverage ratio of the multi-employer union plan decreased to 90.0 percent as of December 31, 2011 (December 31, 2010: 96.0 percent). Because of the low coverage ratio, PME (“Pensioenfonds Metalektro) prepared and executed a so-called “Recovery Plan” which was approved by De Nederlandsche Bank (the Dutch central bank, which is the supervisor of all pension companies in the Netherlands). Due to the low coverage ratio and according the obligation of the “Recovery Plan” the pension premium percentage will increase from 23.0 percent in 2011 to 24.0 percent in 2012. The coverage ratio is calculated by dividing the fund’s capital by the total sum of pension liabilities and is based on actual market interest.

ASML also participates in several defined contribution pension plans, with ASML’s expenses for these plans equaling the contributions made in the relevant period.

The Company’s pension and retirement expenses for all employees for the three years ended December 31, 2011, 2010 and 2009 were:

Year ended December 31 (in thousands)	2011 EUR	2010 EUR	2009 EUR

Pension plan based on multi-employer union plan	31,819	29,643	30,930
Pension plans based on defined contribution	14,128	10,950	8,895

Pension and retirement expenses	45,947	40,593	39,825